Short-Term Borrowings (Details) - Schedule of Bank Borrowings - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank Borrowings [Line Items]
December 31,		¥ 20,000
Bank of Nanjing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[1]	May 22, 2021
Principal amount	[1]	¥ 2,620
Interest rate per annum	[1]	5.22%
December 31,	[1]
Bank of Nanjing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[1]	June 11, 2021
Principal amount	[1]	¥ 7,380
Interest rate per annum	[1]	7.63%
December 31,	[1]
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[1]	May 27, 2022
Principal amount	[1]	¥ 5,000
Interest rate per annum	[1]	4.55%
December 31,	[1]
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[1]	June 2, 2022
Principal amount	[1]	¥ 5,000
Interest rate per annum	[1]	4.55%
December 31,	[1]
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[1]	June 29, 2023
Principal amount	[1]	¥ 10,000
Interest rate per annum	[1]	3.70%
December 31,	[1]
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[2]	Feb 13,2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
December 31,	[2]	¥ 3,000
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[2]	Apr 13, 2024
Principal amount	[2]	¥ 4,000
Interest rate per annum	[2]	3.65%
December 31,	[2]	¥ 4,000
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[2]	June 13, 2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
December 31,	[2]	¥ 3,000
Bank of Beijing [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	[3]	June 28, 2024
Principal amount	[3]	¥ 10,000
Interest rate per annum	[3]	3.55%
December 31,	[3]	¥ 10,000

[1]	The Group was granted a RMB10.0 million credit facility that expires on June 4, 2022 to support its operations. The credit facility was guaranteed by a third-party state-owned financial institution named Beijing Small and Medium Entity Financing Re-guarantee Co., Ltd. The Group paid guarantee fee and review fee for the guarantee service based on certain percentage of the related amount of loan and credit facility, respectively. There are no financial covenants for the credit facility. The interest is payable on a quarterly basis and the principal will be due upon maturity. Under the credit facility, the Group drew down RMB5.0 million and RMB5.0 million on June 11, 2020 and November 2, 2020, respectively. These two loans were fully repaid on May 27, 2021 and June 2, 2021. Afterwards, the Group drew down RMB5.0 million and RMB5.0 million on May 28, 2021 and June 3, 2021, respectively. These two loans were fully repaid on May 27, 2022 and June 2, 2022, respectively. Afterwards, the Group drew down RMB10.0 million on June 30, 2022, which was fully repaid on July 15, 2022.
[2]	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB4.0 million and RMB3.0 million were repaid on February 7, 2024 and April 15, 2024, respectively. There are no financial covenants for the credit facility.
[3]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. There are no financial covenants for the credit facility.